CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenue, net	$ 2,787,999	$ 2,004,853	$ 8,599,262	$ 5,701,372	$ 8,151,587	$ 7,987,902
Cost of sales	826,990	517,875	1,946,704	1,493,357	2,029,145	2,243,253
Gross profit	1,961,009	1,486,978	6,652,558	4,208,015	6,122,442	5,744,649
Selling, general and administrative	3,354,831	3,589,655	17,061,929	9,189,829	15,124,081	9,254,670
Depreciation and amortization	806,509	320,427	2,320,952	900,936	1,274,963	1,292,085
Total operating expenses	4,161,340	3,910,082	19,382,881	10,090,765	16,399,044	10,546,755
Loss from operations	(2,200,331)	(2,423,104)	(12,730,323)	(5,882,750)	(10,276,602)	(4,802,106)
Other income (expenses)
Interest expense	(223,060)	(478,437)	(951,173)	(1,007,120)	(1,109,388)	(785,406)
Finance charges	(632,800)	(370,852)	(2,378,784)	(792,930)	(1,287,916)	(426,419)
Change in fair value of forward purchase agreement	(2,946,604)	(419,407)	(5,109,277)	(419,407)	(2,312,116)	0
Impairment of intangible asset					(105,676)	0
Other expense	12,000	0	(439,622)	13,778	(459,965)	(65,893)
Total other expenses	(3,790,464)	(1,268,696)	(8,878,856)	(2,205,679)	(5,275,061)	(1,277,718)
Net loss	(5,990,795)	(3,691,800)	(21,609,179)	(8,088,429)	(15,551,663)	(6,079,824)
Dividends to common stockholders					0	(1,794,704)
Preferred dividend	(669,532)	(218,516)	(1,565,531)	(218,516)	(368,699)
Net loss attributable to common stockholders	$ (6,660,327)	$ (3,910,316)	$ (23,174,710)	$ (8,306,945)	$ (15,920,362)	$ (7,874,528)
Net loss per share available to common stockholders, basic and diluted	$ (0.61)	$ (0.54)	$ (2.22)	$ (1.23)	$ (2.17)	$ (1.37)
Weighted average number of shares, basic and diluted	10,899,110	7,260,195	10,425,627	6,744,143	7,349,541	5,768,249